John Hancock Preferred Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
John Hancock Preferred Income ETF | N/A
Prospectus [Line Items]
Annual Return [Percent]	10.97%	7.11%	(9.99%)